UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip Code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

FS Credit Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of January 31, 2019 is set forth below:

FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—16.5%
Abaco Energy Technologies LLC, L + 950, 1.0% Floor, 11/20/2020	(d)	Independent Oil & Gas	$1,012	$997	$1,014
Advantage Sales & Marketing, Inc., L + 325, 1.0% Floor, 7/23/2021	(d) (e)	Media Entertainment	230	211	203
AHP Health Partners, Inc., L + 450, 1.0% Floor, 6/30/2025	(d)	Healthcare	529	524	527
California Resources Corp., L + 475, 1.0% Floor, 12/31/2022	(d)	Independent Oil & Gas	1,128	1,153	1,109
Comet Bidco Limited, L + 500, 1.0% Floor, 9/30/2024	(d)	Consumer Cyclical Services	698	680	681
CONSOL Energy, Inc., L + 600, 1.0% Floor, 11/28/2022	(d)	Metals and Mining	244	250	247
Contura Energy, Inc., L + 500, 1.0% Floor, 11/10/2025	(d)	Metals and Mining	1,120	1,075	1,117
Dex Media, Inc., L + 900, 1.0% Floor, 12/29/2023	(d) (e)	Periodical Publishers	2,533	2,495	2,571
East Valley Tourist Development Authority, L + 800, 1.0% Floor, 9/30/2020	(d)	Leisure	1,104	1,104	1,104
Equitrans Midstream Corp., L + 450, 1/31/2024	(d)	Midstream	720	698	720
Holland & Barrett International, E + 425, 8/9/2024	(d)	Consumer Cyclical Services	€400	456	421
Jo-Ann Stores, Inc., L + 500, 1.0% Floor, 10/20/2023	(d) (e)	Retailers	$287	281	285
McDermott Technology Americas Inc., L + 500, 1.0% Floor, 5/12/2025	(d)	Oil Field Services	82	83	79
Neiman Marcus Group Ltd. LLC, L + 325, 1.0% Floor, 10/25/2020	(d) (e)	Retailers	895	823	797
Patterson Medical Holdings, Inc., L + 475, 1.0% Floor, 8/28/2022	(d) (e)	Healthcare	1,062	1,023	1,017
Premier Oil plc, L + 500, 5/31/2021	(d) (e)	Independent Oil & Gas	962	905	851
Premier Oil plc, L + 500, 5/31/2021	(d) (e)	Independent Oil & Gas	293	276	260
Quorum Health Corp., L + 675, 1.0% Floor, 4/29/2022	(d)	Healthcare	157	159	157
R.R. Donnelley & Sons Co., L + 500, 1/15/2024	(d)	Media Entertainment	775	767	770
R1 RCM, Inc., L + 525, 5/8/2025	(d)	Other Financial	711	707	706
Red Ventures, LLC, L + 300, 11/8/2024	(d)	Media Entertainment	261	262	259
RegionalCare Hospital Partners Holdings, Inc., L + 450, 11/16/2025	(d)	Healthcare	3,015	2,985	2,949
Seadrill Partners Finco LLC, L + 600, 1.0% Floor, 2/21/2021	(d)	Oil Field Services	1,401	1,200	1,133
UTEX Industries Inc., L + 400, 1.0% Floor, 5/22/2021	(d)	Chemicals	561	558	530
Valeant Pharmaceuticals International, Inc., L + 300, 6/2/2025	(d)	Pharmaceuticals	98	98	97
Verscend Holding Corp., L + 450, 8/24/2025	(d)	Technology	569	564	565
Total Senior Secured Loans—First Lien				20,334	20,169

Senior Secured Loans—Second Lien—3.7%
Asurion LLC, L + 650, 8/4/2025	(d)	Property & Casualty Insurance	450	449	454
BPP Pristine US Mezz A LLC, L + 450, 1.0% Floor, 6/24/2020	(d) (f)	Other Financial	1,900	1,887	1,881
DG Investment Intermediate Holdings 2, Inc., L + 675, 0.8% Floor, 2/2/2026	(d)	Other Industrial	290	289	283
Jo-Ann Stores, Inc., L + 925, 1.0% Floor, 5/21/2024	(d)	Retailers	325	320	317
Onex TSG Holdings II Corp., L + 850, 1.0% Floor, 7/31/2023	(d)	Healthcare	320	320	320
UTEX Industries Inc., L + 725, 1.0% Floor, 5/22/2022	(d)	Chemicals	960	945	873
Verifone Systems, Inc., L + 800, 8/20/2026	(d)	Technology	420	417	414
Total Senior Secured Loans—Second Lien				4,627	4,542

Senior Secured Bonds—24.0%
ADT Corp., 4.9%, 7/15/2032	(e) (g) (h)	Commercial Services	1,552	1,221	1,259

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Altice Financing SA, 7.5%, 5/15/2026	(g) (h)	Media Entertainment	$255	$231	$243
Altice France SA, 7.4%, 5/1/2026	(g) (h)	Media Entertainment	200	197	193
Altice France SA, 5.9%, 2/1/2027	(g)	Media Entertainment	€215	250	249
Altice France SA, 8.1%, 2/1/2027	(g) (h)	Media Entertainment	$1,685	1,710	1,661
Ambac LSNI LLC, 7.8%, 2/12/2023	(g) (h)	Insurance	180	183	182
Avantor, Inc., 4.8%, 10/1/2024		Healthcare-Products	€419	494	497
Avon International Operations, Inc., 7.9%, 8/15/2022	(g) (h)	Household Products	$559	560	574
BCD Acquisition, Inc., 9.6%, 9/15/2023	(g) (h)	Auto Manufacturers	451	483	480
CGG Holding US, Inc., 7.9%, 5/1/2023	(g)	Oil & Gas Services	€105	128	126
Chembulk Holding LLC, 8.0%, 2/2/2023	(g)	Transportation	$400	401	395
CSI Compressco LP / CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(g) (h)	Oil & Gas Services	1,432	1,442	1,366
Denbury Resources, Inc., 7.5%, 2/15/2024	(g) (h)	Oil & Gas	668	632	588
Denbury Resources, Inc., 9.3%, 3/31/2022	(g) (h)	Oil & Gas	885	909	877
Denbury Resources, Inc., 9.0%, 5/15/2021	(g) (h)	Oil & Gas	152	150	150
Drax Finco Plc, 6.6%, 11/1/2025	(g) (h)	Electric	235	235	236
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022		Transportation	829	837	823
EP Energy LLC / Everest Acquisition Finance, Inc., 7.8%, 5/15/2026	(g) (h)	Oil & Gas	250	249	231
Extraction Oil & Gas, Inc., 5.6%, 2/1/2026	(g) (h)	Oil & Gas	198	178	166
Frontier Communications Corp., 8.5%, 4/1/2026	(g) (h)	Telecommunications	2,277	2,174	2,070
HCA, Inc., 6.5%, 2/15/2020	(h)	Healthcare-Services	854	879	880
Hexion, Inc., 6.6%, 4/15/2020		Chemicals	282	253	226
Hexion, Inc., 10.4%, 2/1/2022	(g)	Chemicals	1,101	1,079	883
Hot Topic, Inc., 9.3%, 6/15/2021	(g) (h)	Retail	624	613	625
Hudbay Minerals, Inc., 7.3%, 1/15/2023	(g) (h)	Mining	155	156	159
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(g) (h)	Mining	1,041	1,050	1,070
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(g) (h)	Mining	187	188	187
KME AG, 6.8%, 2/1/2023		Mining	€100	103	106
Kronos International, Inc., 3.8%, 9/15/2025		Chemicals	519	540	546
L Brands, Inc., 6.8%, 7/1/2036	(e) (h)	Retail	$922	772	782
L Brands, Inc., 6.9%, 11/1/2035	(e) (h)	Retail	781	663	673
Nomad Foods Bondco Plc, 3.3%, 5/15/2024		Food	€421	496	490
Northern Oil and Gas, Inc., 9.5%, 5/15/2023	(e) (h)	Oil & Gas	$689	698	707
Pacific Drilling First Lien Escrow Issuer Ltd., 8.4%, 10/1/2023	(g) (h)	Oil & Gas	998	1,010	990
Perstorp Holding AB, 7.6%, 6/30/2021		Chemicals	€238	280	283
Perstorp Holding AB, 11.0%, 9/30/2021	(h)	Chemicals	$947	1,015	1,016
Platin 1426 GmbH, 5.4%, 6/15/2023		Machinery-Diversified	€175	203	187
Quorum Health Corp., 11.6%, 4/15/2023	(h)	Healthcare-Services	$199	197	183
Solocal Group, 8.0%, 3/15/2022		Internet	€1,358	1,592	1,285
Tendam Brands SAU, 5.0%, 9/15/2024		Retail	220	247	243
Transocean Poseidon Ltd., 6.9%, 2/1/2027	(e) (g)	Oil & Gas	$942	935	960
Urban One, Inc., 7.4%, 4/15/2022	(g) (h)	Media Entertainment	1,030	1,025	994
Vantage Drilling International, 9.3%, 11/15/2023	(g) (h)	Oil & Gas	3,137	3,138	3,192
Wind Tre SpA, 5.0%, 1/20/2026	(g) (h)	Telecommunications	313	267	260
Yell Bondco Plc, 8.5%, 5/2/2023		Internet	£146	166	169
Total Senior Secured Bonds				30,229	29,462

Unsecured Bonds—37.9%
ABN AMRO Bank N.V., 4.8%		Commercial Banks	€700	707	752
Adient Global Holdings, Ltd., 4.9%, 8/15/2026	(g) (h)	Auto Parts & Equipment	$441	365	333
AHP Health Partners, Inc., 9.8%, 7/15/2026	(g) (h)	Healthcare-Services	1,696	1,683	1,766

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Apex Tool Group LLC / BC Mountain Finance, Inc., 9.0%, 2/15/2023	(g) (h)	Hand/Machine Tools	$108	$106	$98
Aruba Investments, Inc., 8.8%, 2/15/2023	(g) (h)	Chemicals	1,389	1,427	1,392
Banco de Sabadell SA, 6.5%		Commercial Banks	€400	455	445
Banff Merger Sub, Inc., 9.8%, 9/1/2026	(g) (h)	IT Services	$470	447	448
Banff Merger Sub, Inc., 8.4%, 9/1/2026		IT Services	€200	231	217
Bausch Health Companies, Inc., 6.1%, 4/15/2025	(g) (h)	Pharmaceuticals	$462	418	437
Bausch Health Companies, Inc., 4.5%, 5/15/2023		Pharmaceuticals	€1,169	1,311	1,328
Bombardier, Inc., 7.8%, 3/15/2020	(g) (h)	Aerospace/Defense	$465	485	480
CaixaBank SA, 5.3%		Commercial Banks	€1,000	1,067	1,004
CBS Radio, Inc., 7.3%, 11/1/2024	(g) (h)	Media Entertainment	$983	953	930
Compass Group Diversified Holdings LLC, 8.0%, 5/1/2026	(g) (h)	Other Industrial	271	273	276
Consolidated Energy Finance SA, 6.5%, 5/15/2026	(g) (h)	Chemicals	300	299	295
Denbury Resources, Inc., 5.5%, 5/1/2022	(h)	Oil & Gas	175	154	127
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/2026	(g) (h)	Oil & Gas	385	377	404
Ensco PLC, 7.8%, 2/1/2026	(h)	Oil & Gas	1,351	1,279	1,088
Ferroglobe Plc / Globe Specialty Metals, Inc., 9.4%, 3/1/2022	(g) (h)	Mining	256	270	219
Frontier California, Inc., 6.8%, 5/15/2027	(h)	Telecommunications	2	2	2
Frontier Communications Corp., 9.0%, 8/15/2031	(h)	Telecommunications	2,740	1,865	1,501
Frontier Florida LLC, 6.9%, 2/1/2028	(h)	Telecommunications	4	4	4
Frontier North, Inc., 6.7%, 2/15/2028	(h)	Telecommunications	691	605	610
Garrett LX I Sarl / Garrett Borrowing LLC, 5.1%, 10/15/2026	(g)	Auto Parts & Equipment	€261	278	261
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(g) (h)	Software	$702	751	756
Hilcorp Energy I LP / Hilcorp Finance Co., 6.3%, 11/1/2028	(g) (h)	Oil & Gas	297	293	291
IAMGOLD Corp., 7.0%, 4/15/2025	(g) (h)	Mining	310	317	305
Intertape Polymer Group, Inc., 7.0%, 10/15/2026	(g) (h)	Packaging & Containers	260	260	262
InterXion Holding N.V., 4.8%, 6/15/2025	(g)	Software	€560	662	672
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(g) (h)	Commercial Services	$294	293	294
Liberty Interactive LLC, 3.8%, 2/15/2030	(h)	Media Entertainment	1,843	1,277	1,230
Liberty Interactive LLC, 4.0%, 11/15/2029	(h)	Media Entertainment	988	697	668
Lloyds Banking Group PLC, 7.5%	(h)	Commercial Banks	738	710	751
Macy's Retail Holdings, Inc., 5.1%, 1/15/2042	(h)	Retail	1,453	1,178	1,190
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	(h)	Retail	139	100	101
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.5%, 4/15/2025	(g)	Healthcare-Products	140	114	109
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.6%, 10/15/2023	(g)	Healthcare-Products	505	429	427
Marriott Ownership Resorts, Inc. / ILG LLC, 6.5%, 9/15/2026	(g) (h)	Lodging	599	601	608
Methanex Corp., 5.7%, 12/1/2044	(h)	Chemicals	1,019	992	940
Natural Resource Partners LP / NRP Finance Corp., 10.5%, 3/15/2022	(h)	Coal	735	776	772
Netflix, Inc., 3.6%, 5/15/2027		Internet	€405	463	462
Nine Energy Service, Inc., 8.8%, 11/1/2023	(g) (h)	Oil & Gas Services	$1,820	1,820	1,827
Nordstrom, Inc., 5.0%, 1/15/2044	(h)	Retail	219	189	192
Parsley Energy LLC / Parsley Finance Corp., 5.4%, 1/15/2025	(g) (h)	Oil & Gas	147	139	146

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Parsley Energy LLC / Parsley Finance Corp., 5.6%, 10/15/2027	(g) (h)	Oil & Gas	$653	$590	$649
Performance Food Group, Inc., 5.5%, 6/1/2024	(g) (h)	Distribution/Wholesale	272	268	271
Polaris Intermediate Corp., 8.5%, 12/1/2022	(g) (h)	Healthcare-Services	165	159	160
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(h)	Municipal	140	126	136
Puerto Rico Electric Power Auth., 7.0%, 7/1/2043	(h) (i) (j)	Municipal	80	53	51
Puerto Rico Electric Power Auth., 6.8%, 7/1/2036	(h) (i) (j)	Municipal	190	126	120
Puerto Rico Electric Power Auth., 5.0%, 7/1/2021	(h) (i) (j)	Municipal	5	3	3
Puerto Rico Electric Power Auth., 5.0%, 7/1/2027	(h) (i) (j)	Municipal	15	10	9
Puerto Rico Electric Power Auth., 5.5%, 7/1/2038	(h) (i) (j)	Municipal	200	127	124
Puerto Rico Electric Power Auth., 5.3%, 7/1/2035	(h) (i) (j)	Municipal	10	6	6
Puerto Rico Electric Power Auth., 5.3%, 7/1/2019	(h) (i) (j)	Municipal	10	6	6
Puerto Rico Electric Power Auth., 6.1%, 7/1/2040	(h) (i) (j)	Municipal	195	122	121
Puerto Rico Electric Power Auth., 5.3%, 7/1/2027	(h) (i) (j)	Municipal	315	205	196
Puerto Rico Electric Power Auth., 5.3%, 7/1/2031	(h) (i) (j)	Municipal	120	78	75
Puerto Rico Electric Power Auth., 5.3%, 7/1/2026	(h) (i) (j)	Municipal	160	104	99
Puerto Rico Electric Power Auth., 5.4%, 7/1/2028	(h) (i) (j)	Municipal	55	34	34
Puerto Rico Electric Power Auth., 3.8%, 7/1/2022	(h) (i) (j)	Municipal	5	3	3
Puerto Rico Electric Power Auth., 5.0%, 7/1/2020	(h) (i) (j)	Municipal	110	72	68
Puerto Rico Electric Power Auth., 5.0%, 7/1/2021	(h) (i) (j)	Municipal	60	39	37
Puerto Rico Electric Power Auth., 6.0%, 7/1/2030	(h) (i) (j)	Municipal	25	16	16
Puerto Rico Electric Power Auth., 6.3%, 7/1/2040	(h) (i) (j)	Municipal	5	3	3
Puerto Rico Electric Power Auth., 5.3%, 7/1/2022	(h) (i) (j)	Municipal	55	35	34
Puerto Rico Electric Power Auth., 5.3%, 7/1/2028	(h) (i) (j)	Municipal	25	16	16
Puerto Rico Electric Power Auth., 5.0%, 7/1/2029	(h) (i) (j)	Municipal	400	261	248
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.4%, 8/1/2020	(h) (i) (j)	Municipal	50	23	24
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 3.8%, 8/1/2023	(h) (i) (j)	Municipal	45	34	37
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2028	(h) (i) (j)	Municipal	30	9	15
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2032	(h) (i) (j)	Municipal	170	131	137
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2037	(h) (i) (j)	Municipal	75	36	37
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.4%, 8/1/2039	(h) (i) (j)	Municipal	90	35	44
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.4%, 8/1/2039	(e) (h) (i) (j)	Municipal	35	11	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2041	(h) (i) (j)	Municipal	230	107	113
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2042	(e) (h) (i) (j)	Municipal	175	77	86
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2042	(e) (h) (i) (j)	Municipal	270	123	134
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 8/1/2043	(h) (i) (j)	Municipal	50	24	24
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.5%, 8/1/2044	(h) (i) (j)	Municipal	185	90	91
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2056	(h) (j) (k)	Municipal	1,815	179	183
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2039	(e) (j) (k)	Municipal	5	1	1
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2039	(h) (i) (j)	Municipal	40	19	20

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.8%, 8/1/2042	(h) (i) (j)	Municipal	$15	$7	$7
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.9%, 8/1/2024	(e) (i) (j)	Municipal	5	2	2
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.4%, 8/1/2039	(h) (i) (j)	Municipal	15	7	7
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2029	(h) (i) (j)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2031	(h) (i) (j)	Municipal	10	8	8
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2036	(h) (i) (j)	Municipal	1,680	1,205	1,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2043	(j) (k)	Municipal	2,635	653	678
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2044	(j) (k)	Municipal	2,235	504	539
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2046	(j) (k)	Municipal	225	45	47
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2021	(h) (i) (j)	Municipal	900	275	439
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2023	(e) (h) (i) (j)	Municipal	30	10	15
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.8%, 8/1/2037	(h) (i) (j)	Municipal	130	55	63
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.8%, 8/1/2032	(h) (i) (j)	Municipal	4,910	1,553	2,394
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2043	(h) (i) (j)	Municipal	55	17	27
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2028	(h) (j) (k)	Municipal	25	10	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2030	(h) (j) (k)	Municipal	5	2	2
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2057	(h) (i) (j)	Municipal	40	33	33
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2038	(h) (i) (j)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2026	(h) (j) (k)	Municipal	5	2	2
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2031	(h) (j) (k)	Municipal	10	3	3
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.0%, 8/1/2034	(h) (i) (j)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2026	(h) (j) (k)	Municipal	25	11	11
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2035	(h) (j) (k)	Municipal	10	3	3
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2028	(h) (i) (j)	Municipal	5	4	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2034	(h) (j) (k)	Municipal	245	37	35
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.5%, 8/1/2040	(h) (i) (j)	Municipal	15	7	7
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2029	(e) (h) (i) (j)	Municipal	80	39	39
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 6.1%, 8/1/2029	(h) (i) (j)	Municipal	20	9	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 8/1/2040	(h) (i) (j)	Municipal	80	66	66

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.3%, 8/1/2040	(h) (i) (j)	Municipal	$90	$75	$74
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2039	(h) (j) (k)	Municipal	25	5	5
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2041	(h) (j) (k)	Municipal	5	1	1
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.9%, 8/1/2036	(h) (i) (j)	Municipal	5	4	4
Rent-A-Center, Inc./TX, 6.6%, 11/15/2020	(h)	Commercial Services	89	86	88
Rowan Companies, Inc., 4.8%, 1/15/2024	(h)	Oil & Gas	189	152	152
Rowan Companies, Inc., 7.4%, 6/15/2025	(h)	Oil & Gas	91	79	79
Samsonite Finco Sarl, 3.5%, 5/15/2026		Apparel	€185	193	202
Seagate HDD Cayman, 5.8%, 12/1/2034	(h)	IT Services	$62	49	52
SemGroup Corp / Rose Rock Finance Corp, 5.6%, 11/15/2023	(h)	Pipelines	1,265	1,215	1,180
SemGroup Corp., 6.4%, 3/15/2025	(h)	Pipelines	245	234	229
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(e) (g) (h)	Oil & Gas	890	902	809
Sotera Health Topco, Inc., 8.1%, 11/1/2021	(g) (h)	Biotechnology	339	331	340
Springleaf Finance Corp., 7.1%, 3/15/2026	(h)	Diversified Financial Services	228	222	218
Sprint Capital Corp., 8.8%, 3/15/2032	(h)	Telecommunications	1,217	1,315	1,342
Sprint Capital Corp., 6.9%, 11/15/2028	(h)	Telecommunications	20	20	20
Sprint Corp., 7.1%, 6/15/2024	(h)	Telecommunications	100	104	103
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(f)	Media Entertainment	813	801	860
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(g) (h)	Coal	736	749	716
Teck Resources Ltd., 5.4%, 2/1/2043	(h)	Mining	35	33	33
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(e)	Transportation	1,200	1,182	1,155
Uber Technologies, Inc., 7.5%, 11/1/2023	(g) (h)	Internet	124	125	126
Uber Technologies, Inc., 8.0%, 11/1/2026	(g) (h)	Internet	803	782	817
Verscend Escrow Corp., 9.8%, 8/15/2026	(g) (h)	Commercial Services	1,135	1,135	1,141
Vizient, Inc., 10.4%, 3/1/2024	(g) (h)	Pharmaceuticals	580	639	629
Vodafone Group Plc, 3.1%, 1/3/2079		Wireless	€136	146	149
Vodafone Group Plc, 6.3%, 10/3/2078		Wireless	$200	189	191
Total Unsecured Bonds				45,830	46,421

Collateralized Loan Obligation (CLO) / Structured Credit—25.5%
Adagio V CLO DAC, 3.2%, 10/15/2031		EUR CLO	€200	235	225
ALM XVIII Ltd., 5.8%, 1/15/2028	(g)	USD CLO	$290	290	286
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031	(g)	EUR CLO	€250	292	283
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	560	655	618
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	1,290	1,497	1,424
Ares XXXIII CLO Ltd., 9.0%, 12/5/2025	(g)	USD CLO	$575	575	580
Ares XXXVII CLO Ltd., 5.4%, 10/15/2030	(g)	USD CLO	250	247	240
Ares XXXVR CLO Ltd., 5.8%, 7/15/2030	(g)	USD CLO	250	250	242
Atrium XII, 8.0%, 4/22/2027	(g)	USD CLO	430	410	414
Atrium XII, 5.6%, 4/22/2027	(g)	USD CLO	250	250	247
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029		EUR CLO	€305	350	344
Bain Capital Credit CLO 2018-2, 4.7%, 7/19/2031	(g)	USD CLO	$250	250	243
Battalion CLO IX Ltd., 6.0%, 7/15/2031	(g)	USD CLO	710	710	694
Black Diamond CLO 2014-1 Ltd., 8.1%, 10/17/2026		USD CLO	260	258	255
Black Diamond CLO 2017-2 DAC, 5.1%, 1/20/2032		EUR CLO	€200	223	209
Blackrock European CLO VII DAC, 2.3%, 10/15/2031	(g)	EUR CLO	250	285	286
BlueMountain CLO XXIII Ltd., 5.4%, 10/20/2031	(g)	USD CLO	$300	300	292

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
BlueMountain Fuji EUR CLO III DAC, 3.1%, 1/15/2031		EUR CLO	€615	$712	$691
BlueMountain Fuji US CLO I Ltd., 6.3%, 7/20/2029	(g)	USD CLO	$330	328	331
Cairn CLO IV B.V., 5.7%, 1/30/2028		EUR CLO	€200	231	211
Cairn CLO VI B.V., 3.1%, 7/25/2029		EUR CLO	425	496	480
Canyon Capital CLO 2016-1 Ltd., 4.7%, 7/15/2031	(g)	USD CLO	$250	250	242
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 5.7%, 7/15/2030	(g)	USD CLO	250	250	243
Carlyle Global Market Strategies Euro CLO 2014-1 Ltd., 2.9%, 7/15/2031		EUR CLO	€340	396	372
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031		EUR CLO	285	328	320
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029		EUR CLO	140	163	157
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030		EUR CLO	275	323	299
Cathedral Lake CLO 2013 Ltd., 5.1%, 10/15/2029	(g)	USD CLO	$275	275	270
CFIP CLO 2017-1 Ltd., 4.9%, 1/18/2030	(g)	USD CLO	285	285	277
Clarinda Park CLO DAC, 3.7%, 11/15/2029		EUR CLO	€280	327	320
Dartry Park CLO DAC, 5.7%, 4/28/2029		EUR CLO	100	116	115
Dartry Park CLO DAC, 3.0%, 4/28/2029		EUR CLO	100	116	114
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030		EUR CLO	280	329	317
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029		EUR CLO	100	121	110
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029		EUR CLO	100	123	112
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029		EUR CLO	100	118	110
Harvest CLO IX DAC, 3.0%, 2/15/2030		EUR CLO	195	226	218
Harvest CLO X DAC, 4.7%, 11/15/2028		EUR CLO	117	139	130
Harvest CLO X DAC, 2.5%, 11/15/2028		EUR CLO	390	452	444
Harvest CLO XVII DAC, 3.2%, 5/11/2030		EUR CLO	255	284	285
Harvest CLO XX DAC, 3.4%, 10/20/2031		EUR CLO	380	437	430
Harvest CLO XX DAC, 2.5%, 10/20/2031		EUR CLO	100	115	114
ICG US CLO Ltd., 5.9%, 1/20/2030	(g)	USD CLO	$250	250	244
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030		EUR CLO	€130	150	137
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030		EUR CLO	155	175	175
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029		EUR CLO	250	284	271
Jubilee CLO 2016-XVII B.V., 3.5%, 4/15/2031		EUR CLO	100	116	114
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030		EUR CLO	200	228	226
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030		EUR CLO	345	401	389
Kingsland IX Ltd., 5.1%, 4/28/2031	(g)	USD CLO	$200	200	192
Kingsland IX Ltd., 5.9%, 4/28/2031	(g)	USD CLO	200	198	192
Kingsland IX Ltd., 4.6%, 4/28/2031	(g)	USD CLO	200	200	197
KKR CLO 16 Ltd., 6.9%, 1/20/2029	(g)	USD CLO	250	253	251
Madison Park Funding XX Ltd., 5.8%, 7/27/2030	(g)	USD CLO	350	350	343
Madison Park Funding XXXI Ltd., 5.8%, 1/23/2031	(g)	USD CLO	250	250	245
Magnetite XX Ltd., 5.3%, 4/20/2031	(g)	USD CLO	250	245	239
Man GLG US CLO 2018-2 Ltd., 6.0%, 10/15/2028	(g)	USD CLO	510	508	512
MP CLO VII Ltd., 5.7%, 10/18/2028	(g)	USD CLO	250	250	244
MP CLO VIII Ltd., 8.2%, 10/28/2027	(g)	USD CLO	250	251	246
Neuberger Berman CLO XV, 5.8%, 10/15/2029	(g)	USD CLO	670	672	653
Neuberger Berman CLO XX Ltd., 5.2%, 1/15/2028	(g)	USD CLO	250	250	242
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031		EUR CLO	€100	116	112
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031		EUR CLO	125	145	141
OCP CLO 2015-10 Ltd., 5.4%, 10/26/2027	(g)	USD CLO	$250	250	243

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OCP CLO 2015-8 Ltd., 4.6%, 4/17/2027	(g)	USD CLO	$595	$595	$588
OCP CLO 2017-14 Ltd., 4.6%, 11/20/2030	(g)	USD CLO	250	250	241
Octagon Investment Partners XXI Ltd., 9.2%, 11/14/2026	(g)	USD CLO	580	580	584
Octagon Investment Partners XXII Ltd., 4.7%, 1/22/2030	(g)	USD CLO	250	251	242
Octagon Investment Partners XXIII Ltd., 8.5%, 7/15/2027	(g)	USD CLO	465	455	459
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029		EUR CLO	€200	236	223
OZLM Funding Ltd., 6.4%, 7/22/2029	(g)	USD CLO	$315	306	313
OZLM VIII Ltd., 5.6%, 10/17/2029	(g)	USD CLO	250	250	250
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.8%, 11/14/2029	(g)	USD CLO	250	250	245
Phoenix Park CLO DAC, 2.5%, 10/29/2031		EUR CLO	€190	220	217
Preferred Term Securities XX Ltd. / Preferred Term Securities XX, Inc., 3.2%, 3/22/2038	(g)	USD CDO	$437	334	397
Preferred Term Securities XXI Ltd. / Preferred Term Securities XXI, Inc., 3.2%, 3/22/2038	(g)	USD CDO	570	458	514
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 3.2%, 3/22/2037	(g)	USD CDO	436	330	386
Preferred Term Securities XXVI Ltd. / Preferred Term Securities XXVI, Inc., 3.2%, 9/22/2037	(g)	USD CDO	273	217	242
Regatta XI Funding Ltd., 5.6%, 7/17/2031	(g)	USD CLO	250	250	241
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(g)	EUR CLO	€250	284	285
RR 4 Ltd., 5.7%, 4/15/2030	(g)	USD CLO	$250	250	244
Shackleton 2013-III CLO Ltd., 5.8%, 7/15/2030	(g)	USD CLO	250	250	243
Shackleton 2015-VII-R CLO Ltd., 6.1%, 7/15/2031	(g)	USD CLO	250	250	246
Sorrento Park CLO DAC, 2.7%, 11/16/2027		EUR CLO	€250	285	285
Sound Point CLO V-R Ltd., 5.9%, 7/18/2031	(g)	USD CLO	$710	710	688
Sound Point CLO VI-R Ltd., 5.9%, 10/20/2031	(g)	USD CLO	320	320	316
Sound Point CLO XX Ltd., 5.8%, 7/26/2031	(g)	USD CLO	460	460	442
St Pauls CLO II DAC, 3.4%, 2/15/2030		EUR CLO	€225	263	258
Steele Creek CLO 2017-1 Ltd., 5.7%, 1/15/2030	(g)	USD CLO	$250	247	240
Symphony CLO XIX Ltd., 5.3%, 4/16/2031	(g)	USD CLO	250	248	237
TCI-Cent CLO 2017-1 Income Note Issuer Ltd., 6.4%, 7/25/2030	(g)	USD CLO	500	503	494
Tikehau CLO B.V., 4.6%, 8/4/2028		EUR CLO	€170	198	184
Tikehau CLO B.V., 2.4%, 8/4/2028		EUR CLO	165	193	181
Tikehau CLO IV B.V., 3.3%, 10/15/2031		EUR CLO	215	249	242
Toro European CLO 2 DAC, 3.3%, 10/15/2030		EUR CLO	255	300	290
Toro European CLO 3 DAC, 3.3%, 4/15/2030		EUR CLO	180	209	206
Tymon Park CLO DAC, 6.8%, 1/21/2029		EUR CLO	250	285	270
Tymon Park CLO Ltd., 4.6%, 1/21/2029		EUR CLO	100	121	111
Vibrant CLO VI Ltd., 5.4%, 6/20/2029	(g)	USD CLO	$425	427	422
VOYA CLO Ltd., 5.1%, 1/18/2029	(g)	USD CLO	250	250	236
Webster Park CLO Ltd., 5.7%, 7/20/2030	(g)	USD CLO	250	250	243
Willow Park CLO 1X C, 2.8%, 1/15/2031		EUR CLO	€270	309	293
York CLO-3 Ltd., 5.2%, 10/20/2029		USD CLO	$288	288	288
Total Collateralized Loan Obligation / Structured Credit				31,890	31,288

Emerging Markets Debt—2.9%
Eskom Holdings SOC Ltd., 6.8%, 8/6/2023		Electric	$510	$476	$505
Oi S.A., 10.0%, 7/27/2025	(h)	Wirelines	508	513	514
Oman Government International Bond, 6.8%, 1/17/2048	(e)	Sovereign	450	387	385
Provincia de Entre Rios Argentina, 8.8%, 2/8/2025	(h)	Municipal	1,905	1,854	1,492
Provincia de la Rioja, 9.8%, 2/24/2025	(h)	Provincial	830	857	686
Total Emerging Markets Debt				4,087	3,582

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Stocks—0.2%
Verscend Technologies, Inc., 12.3%	(f)	Healthcare-Software	200	$194	$193
				194	193
Total Preferred Stocks

Common Stocks—0.6%
ATD New Holdings, Inc.	(j)	Automotive	4,099	75	82
Camaieu New, Classes A-J	(f) (j)	Retailers	10,601,789	449	236
Oi S.A. ADR	(j)	Wirelines	239,176	614	435
Total Common Stocks				1,138	753

TOTAL INVESTMENTS—111.3%				$138,329	$136,410
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.3)%(l)					(13,851)
NET ASSETS—100.0%					$122,559
Shares outstanding at period end (Class A)					311,556
Net asset value per common share at period end (Class A)					$12.54
Shares outstanding at period end (Class I)					9,419,921
Net asset value per common share at period end (Class I)					$12.57
Shares outstanding at period end (Class T)					15,806
Net asset value per common share at period end (Class T)					$12.57

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(1.7)%
U.S. Treasury Note, 3.1%, 11/15/2028	(j)	Sovereign	$(9)	$(9)	$(9)
U.S. Treasury Note, 3.0%, 8/15/2048	(e) (j)	Sovereign	(832)	(816)	(831)
U.S. Treasury Note, 2.8%, 8/15/2047	(j)	Sovereign	(358)	(336)	(340)
U.S. Treasury Note, 2.9%, 8/15/2028	(j)	Sovereign	(308)	(302)	(314)
U.S. Treasury Note, 2.4%, 5/15/2027	(j)	Sovereign	(647)	(620)	(637)
Total U.S. Treasury Sold Short				$(2,083)	$(2,131)
Total Investments Sold Short				$(2,083)	$(2,131)

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	06/19/2019	USD	67	BRL	245	$—	$3
JPMorgan Chase Bank, N.A.	06/19/2019	USD	55	BRL	202	—	2
JPMorgan Chase Bank, N.A.	06/19/2019	USD	2	BRL	9	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	2	BRL	8	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	2	BRL	9	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	2	BRL	8	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	44	BRL	163	—	2
JPMorgan Chase Bank, N.A.	06/19/2019	USD	36	BRL	133	—	2
State Street Bank and Trust Company	06/19/2019	USD	1	BRL	5	—	—
State Street Bank and Trust Company	06/19/2019	USD	1	BRL	4	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	USD	293	EUR	253	—	2
State Street Bank and Trust Company	06/19/2019	USD	1,673	EUR	1,444	—	12
State Street Bank and Trust Company	06/19/2019	USD	1,523	EUR	1,315	—	11
State Street Bank and Trust Company	06/19/2019	USD	554	EUR	478	—	4
BNP Paribas	06/19/2019	USD	17	EUR	15	—	—
BNP Paribas	06/19/2019	USD	94	EUR	81	—	1
State Street Bank and Trust Company	06/19/2019	USD	192	GBP	145	—	8
JPMorgan Chase Bank, N.A.	06/19/2019	BRL	7	USD	2	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	BRL	9	USD	2	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	BRL	10	USD	3	—	—
JPMorgan Chase Bank, N.A.	06/19/2019	BRL	9	USD	2	—	—
State Street Bank and Trust Company	06/19/2019	EUR	447	USD	518	—	1
State Street Bank and Trust Company	06/19/2019	EUR	409	USD	474	—	1
State Street Bank and Trust Company	06/19/2019	EUR	766	USD	887	2	—
State Street Bank and Trust Company	06/19/2019	EUR	472	USD	547	1	—
State Street Bank and Trust Company	06/19/2019	EUR	266	USD	308	2	—
State Street Bank and Trust Company	06/19/2019	EUR	507	USD	587	3	—
Total Forward Foreign Currency Exchange Contracts						$8	$49

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures—(2.8)%
U.S 10-Year Treasury Note	28	Short	03/20/2019	3,367	$—	$62
Total Interest Rate Futures					$—	$62

Cross Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered		Notional Amount of Currency Received		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR	3,162	USD	3,642	10/5/2023	Quarterly	$30	$30	$—
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR	963	USD	1,123	6/1/2023	Quarterly	24	24	—
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR	6,206	USD	7,232	7/20/2023	Quarterly	133	133	—
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR	5,312	USD	6,038	8/20/2023	Quarterly	(32)	—	32
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	347	USD	417	1/16/2023	Quarterly	23	23	—
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR	2,546	USD	2,896	12/3/2023	Quarterly	(20)	—	20
JPMorgan Chase Bank N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR	1,209	USD	1,455	1/16/2023	Quarterly	$82	$82	$—
Total Cross-Currency Swaps									$240	$292	$52

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC	2.52%	3 Month Libor	USD	2,149	7/9/2023	Semi-Annually	$—	$—	$—
JPMorgan Chase Bank N.A.	2.86%	3 Month Libor	USD	432	6/29/2023	Semi-Annually	(6)	—	6
JPMorgan Chase Bank N.A.	2.89%	3 Month Libor	USD	324	6/27/2023	Semi-Annually	(5)	—	5
JPMorgan Chase Bank N.A.	2.87%	3 Month Libor	USD	756	7/2/2023	Semi-Annually	(11)	—	11
JPMorgan Chase Bank N.A.	2.88%	3 Month Libor	USD	602	7/9/2023	Semi-Annually	(9)	—	9
Total Interest Rate Swaps							$(31)	$—	$31

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD	700	6/1/2023	Monthly	$17	$17	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD	403	6/1/2023	Monthly	13	13	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD	601	6/1/2023	Monthly	$12	$12	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD	587	6/1/2023	Monthly	10	10	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048) Series 2004	USD	362	12/1/2021	Monthly	7	7	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD	369	6/1/2023	Monthly	6	6	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047) Series 2007	USD	619	6/1/2023	Monthly	$6	$6	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 12/1/2036) Series 2006PP	USD	273	6/1/2023	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD	223	6/1/2023	Monthly	3	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD	178	9/1/2022	Monthly	1	1	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD	221	3/1/2022	Monthly	$1	$1	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/2043), Series 2005D	USD	439	6/1/2022	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD	247	6/1/2023	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD	609	9/1/2025	Monthly	(2)	—	2

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/2049) Series 2004	USD	409	12/1/2021	Monthly	$(2)	$—	$2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD	494	9/1/2021	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD	631	9/1/2021	Monthly	(5)	—	5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD	374	6/1/2023	Monthly	(16)	—	16
Total Total Return Debt Swaps							$54	$82	$28

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2019, the one-month, two-month and three-month London Interbank Offered Rate (“L”) was 2.51%, 2.63% and 2.74%, respectively, and the three-month Euro Interbank Offered Rate (“E”) was (0.31)%.
(e)	Position or portion thereof unsettled as of January 31, 2019.
(f)	Security is classified as Level 3 in the Fund's fair value hierarchy (See Notes to Unaudited Schedule of Investments).
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $57,311, which represents approximately 46.8% of net assets as of January 31, 2019.
(h)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2019, there were no securities rehypothecated by BNP.
(i)	Security is in default.
(j)	Security is non-income producing.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Includes the effect of forward foreign currency exchange contracts, futures contracts, swap positions and investments sold short.

ADR	- American Depositary Receipt
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
BRL	- Brazilian Real.
EUR	- Euro.
GBP	- Great British Pound
USD	- U.S. Dollar.
SIFMA	- Securities Industry and Financial Markets Association.

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$20,334	$20,169	15%
Senior Secured Loans—Second Lien	4,627	4,542	3%
Senior Secured Bonds	30,229	29,462	21%
Unsecured Bonds	45,830	46,421	34%
Collateralized Loan Obligation (CLO) / Structured Credit	31,890	31,288	23%
Emerging Markets Debt	4,087	3,582	3%
Preferred Stock	194	193	0%
Common Stocks	1,138	753	1%
Total Investments	$138,329	$136,410	100%
Investments Sold Short	$(2,083)	$(2,131)

____________________________

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2019, the Fund was not deemed to “control” any of its portfolio companies, and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$16,401	12.0%
EUR CLO	13,348	9.8%
Oil & Gas	11,606	8.5%
Municipal	9,782	7.2%
Media Entertainment	8,260	6.1%
Chemicals	6,984	5.1%
Telecommunications	5,912	4.3%
Healthcare	4,970	3.6%
Retail	3,806	2.8%
Oil & Gas Services	3,319	2.4%
Independent Oil & Gas	3,234	2.4%
Healthcare-Services	2,989	2.2%
Commercial Banks	2,952	2.2%
Internet	2,859	2.1%
Commercial Services	2,782	2.0%
Other Financial	2,587	1.9%
Periodical Publishers	2,571	1.9%
Pharmaceuticals	2,491	1.8%
Transportation	2,373	1.7%
Mining	2,079	1.5%
Retailers	1,635	1.2%
USD CDO	1,539	1.1%
Coal	1,488	1.1%
Software	1,428	1.1%
Pipelines	1,409	1.0%
Metals and Mining	1,364	1.0%
Oil Field Services	1,212	0.9%
Leisure	1,104	0.8%
Consumer Cyclical Services	1,102	0.8%
Healthcare-Products	1,033	0.8%
Technology	979	0.7%
Wirelines	949	0.7%
Electric	741	0.5%
Midstream	720	0.5%
IT Services	717	0.5%
Provincial	686	0.5%
Lodging	608	0.4%
Auto Parts & Equipment	594	0.4%
Household Products	574	0.4%
Other Industrial	559	0.4%
Food	490	0.4%
Aerospace/Defense	480	0.4%
Auto Manufacturers	480	0.4%
Property & Casualty Insurance	454	0.3%
Sovereign	385	0.3%
Biotechnology	340	0.3%
Wireless	340	0.3%
Distribution/Wholesale	271	0.2%
Packaging & Containers	262	0.2%
Diversified Financial Services	218	0.2%
Apparel	202	0.2%
Healthcare-Software	193	0.1%
Machinery-Diversified	187	0.1%
Insurance	182	0.1%
Hand/Machine Tools	98	0.1%
Automotive	82	0.1%
Total	$136,410	100.0%

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2019, the Fund’s investments were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Secured Loans—First Lien	$—	$20,169	$—	$20,169
Senior Secured Loans—Second Lien	—	2,661	1,881	4,542
Senior Secured Bonds	—	29,462	—	29,462
Unsecured Bonds	—	45,561	860	46,421
Collateralized Loan Obligation (CLO) / Structured Credit	—	31,288	—	31,288
Emerging Markets Debt	—	3,582	—	3,582
Preferred Stock	—	—	193	193
Common Stocks	435	82	236	753
Total Investments	435	132,805	3,170	136,410
Forward Foreign Currency Exchange Contracts	—	8	—	8
Cross Currency Swaps	—	292	—	292
Total Return Debt Swaps	—	—	$82	$82
Total	$435	$133,105	$3,252	$136,792

Liability Description

U.S. Treasury Sold Short	$—	$(2,131)	$—	$(2,131)
Forward Foreign Currency Exchange Contracts	—	(49)	—	(49)
Interest Rate Futures	(62)	—	—	(62)
Cross Currency Swaps	—	(52)	—	(52)
Interest Rate Swaps	—	(31)	—	(31)
Total Return Debt Swaps	—	—	(28)	(28)
Total	$(62)	$(2,263)	$(28)	$(2,353)

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2019

(in thousands)

The following is a reconciliation for the three months ended January 31, 2019 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO) / Structured Credit	Preferred Stock	Common Stocks	Total
Fair value at beginning of period	$1,881	$863	$510	$195	$-	$3,449
Accretion of discount (amortization of premium)	2	-	-	-	-	2
Realized gain (loss)	-	-	-	-	-	-
Net change in unrealized appreciation (depreciation)	(2)	(3)	-	(2)	(213)	(220)
Purchases	-	-	-	-	449	449
Sales	-	-	-	-	-	-
Net transfers in or out of Level 3	-	-	(510)	-	-	(510)
Fair value at end of period	$1,881	$860	$-	$193	$236	$3,170

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(2)	$(3)	$-	$(2)	$(213)	$(220)

The following is a reconciliation for the three months ended January 31, 2019 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining the fair value:

Fair value at beginning of period	$(16)
Accretion of discount (amortization of premium)	-
Realized gain (loss)	-
Net change in unrealized appreciation (depreciation)	70
Purchases	-
Sales	-
Net transfers in or out of Level 3	-
Fair value at end of period	$54

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$70

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	March 26, 2019

By:	/s/ EDWARD T. GALLIVAN, JR.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	March 26, 2019